Investments - Schedule of Net Aggregate Amortization Expense of Intangible Assets and Liabilities (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Amortization in 2018	$ 32,343
Amortization in 2019	30,736
Amortization in 2020	28,717
Amortization in 2021	26,108
Amortization in 2022	22,838
Amortization thereafter	113,858
Total future minimum amortization	$ 254,600